Guarantee Of Registered Securities (Condensed Consolidating Balance Sheets) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Cash and cash equivalents	$ 122,500,000	$ 165,600,000	$ 561,800,000	$ 487,100,000
Accounts receivable, net	779,600,000	855,700,000
Accounts receivable from affiliates	0	0
Other	570,300,000	513,900,000
Total current assets	1,472,400,000	1,535,200,000
PROPERTY AND EQUIPMENT, AT COST	17,700,700,000	17,498,500,000
Less accumulated depreciation	3,282,400,000	3,187,500,000
Property and equipment, net	14,418,300,000	14,311,000,000	13,155,200,000
GOODWILL	3,274,000,000	3,274,000,000
DUE FROM AFFILIATES	0	0
INVESTMENTS IN AFFILIATES	0	0
OTHER ASSETS, NET	356,500,000	352,700,000
TOTAL ASSETS	19,521,200,000	19,472,900,000
Accounts payable and accrued liabilities	905,400,000	999,800,000
Accounts payable to affiliates	0	0
Current maturities of long-term debt	47,500,000	47,500,000
Total current liabilities	952,900,000	1,047,300,000
DUE TO AFFILIATES	0	0
LONG-TERM DEBT	4,703,700,000	4,718,900,000
DEFERRED INCOME TAXES	364,700,000	362,100,000
OTHER LIABILITIES	569,100,000	545,700,000
ENSCO SHAREHOLDERS' EQUITY	12,921,600,000	12,791,600,000
NONCONTROLLING INTERESTS	9,200,000	7,300,000
Total equity	12,930,800,000	12,798,900,000
Total liabilities and shareholders' equity	19,521,200,000	19,472,900,000
Ensco Plc [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	38,100,000	46,500,000	289,100,000	271,800,000
Accounts receivable, net	0	0
Accounts receivable from affiliates	2,119,500,000	1,235,000,000
Other	3,000,000	3,200,000
Total current assets	2,160,600,000	1,284,700,000
PROPERTY AND EQUIPMENT, AT COST	2,100,000	2,100,000
Less accumulated depreciation	1,600,000	1,500,000
Property and equipment, net	500,000	600,000
GOODWILL	0	0
DUE FROM AFFILIATES	4,129,100,000	4,876,800,000
INVESTMENTS IN AFFILIATES	14,174,100,000	13,830,100,000
OTHER ASSETS, NET	8,200,000	8,800,000
TOTAL ASSETS	20,472,500,000	20,001,000,000
Accounts payable and accrued liabilities	5,200,000	31,500,000
Accounts payable to affiliates	4,036,000,000	3,666,100,000
Current maturities of long-term debt	0	0
Total current liabilities	4,041,200,000	3,697,600,000
DUE TO AFFILIATES	1,025,700,000	1,030,800,000
LONG-TERM DEBT	2,474,800,000	2,473,700,000
DEFERRED INCOME TAXES	0	0
OTHER LIABILITIES	0	0
ENSCO SHAREHOLDERS' EQUITY	12,930,800,000	12,798,900,000
NONCONTROLLING INTERESTS	0	0
Total equity	12,930,800,000	12,798,900,000
Total liabilities and shareholders' equity	20,472,500,000	20,001,000,000
ENSCO International Inc. [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	0	500,000	0	1,700,000
Accounts receivable, net	0	0
Accounts receivable from affiliates	158,200,000	213,800,000
Other	66,300,000	61,300,000
Total current assets	224,500,000	275,600,000
PROPERTY AND EQUIPMENT, AT COST	48,200,000	34,300,000
Less accumulated depreciation	28,000,000	26,500,000
Property and equipment, net	20,200,000	7,800,000
GOODWILL	0	0
DUE FROM AFFILIATES	4,380,300,000	4,236,000,000
INVESTMENTS IN AFFILIATES	4,973,800,000	4,868,600,000
OTHER ASSETS, NET	57,900,000	60,100,000
TOTAL ASSETS	9,656,700,000	9,448,100,000
Accounts payable and accrued liabilities	17,400,000	9,100,000
Accounts payable to affiliates	471,400,000	549,700,000
Current maturities of long-term debt	0	0
Total current liabilities	488,800,000	558,800,000
DUE TO AFFILIATES	2,951,500,000	2,760,400,000
LONG-TERM DEBT	149,100,000	149,100,000
DEFERRED INCOME TAXES	360,200,000	358,300,000
OTHER LIABILITIES	2,000,000	2,300,000
ENSCO SHAREHOLDERS' EQUITY	5,705,100,000	5,619,200,000
NONCONTROLLING INTERESTS	0	0
Total equity	5,705,100,000	5,619,200,000
Total liabilities and shareholders' equity	9,656,700,000	9,448,100,000
Pride International, Inc. [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	2,200,000	4,900,000	115,000,000	85,000,000
Accounts receivable, net	0	0
Accounts receivable from affiliates	1,300,000	5,500,000
Other	0	0
Total current assets	3,500,000	10,400,000
PROPERTY AND EQUIPMENT, AT COST	0	0
Less accumulated depreciation	0	0
Property and equipment, net	0	0
GOODWILL	0	0
DUE FROM AFFILIATES	1,933,600,000	1,898,000,000
INVESTMENTS IN AFFILIATES	4,076,900,000	4,092,200,000
OTHER ASSETS, NET	0	0
TOTAL ASSETS	6,014,000,000	6,000,600,000
Accounts payable and accrued liabilities	23,400,000	34,200,000
Accounts payable to affiliates	0	0
Current maturities of long-term debt	0	0
Total current liabilities	23,400,000	34,200,000
DUE TO AFFILIATES	1,391,900,000	1,331,100,000
LONG-TERM DEBT	1,999,300,000	2,007,800,000
DEFERRED INCOME TAXES	0	0
OTHER LIABILITIES	8,100,000	8,700,000
ENSCO SHAREHOLDERS' EQUITY	2,591,300,000	2,618,800,000
NONCONTROLLING INTERESTS	0	0
Total equity	2,591,300,000	2,618,800,000
Total liabilities and shareholders' equity	6,014,000,000	6,000,600,000
Other Non-Guarantor Subsidiaries Of Ensco [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	82,200,000	113,700,000	157,700,000	128,600,000
Accounts receivable, net	779,600,000	855,700,000
Accounts receivable from affiliates	4,460,700,000	4,169,200,000
Other	501,000,000	449,400,000
Total current assets	5,823,500,000	5,588,000,000
PROPERTY AND EQUIPMENT, AT COST	17,650,400,000	17,462,100,000
Less accumulated depreciation	3,252,800,000	3,159,500,000
Property and equipment, net	14,397,600,000	14,302,600,000
GOODWILL	3,274,000,000	3,274,000,000
DUE FROM AFFILIATES	5,283,200,000	5,069,700,000
INVESTMENTS IN AFFILIATES	0	0
OTHER ASSETS, NET	290,400,000	283,800,000
TOTAL ASSETS	29,068,700,000	28,518,100,000
Accounts payable and accrued liabilities	859,400,000	925,000,000
Accounts payable to affiliates	2,232,300,000	1,407,700,000
Current maturities of long-term debt	47,500,000	47,500,000
Total current liabilities	3,139,200,000	2,380,200,000
DUE TO AFFILIATES	10,357,100,000	10,958,200,000
LONG-TERM DEBT	80,500,000	88,300,000
DEFERRED INCOME TAXES	4,500,000	3,800,000
OTHER LIABILITIES	559,000,000	534,700,000
ENSCO SHAREHOLDERS' EQUITY	14,919,200,000	14,545,600,000
NONCONTROLLING INTERESTS	9,200,000	7,300,000
Total equity	14,928,400,000	14,552,900,000
Total liabilities and shareholders' equity	29,068,700,000	28,518,100,000
Consolidating Adjustments [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Accounts receivable from affiliates	(6,739,700,000)	(5,623,500,000)
Other	0	0
Total current assets	(6,739,700,000)	(5,623,500,000)
PROPERTY AND EQUIPMENT, AT COST	0	0
Less accumulated depreciation	0	0
Property and equipment, net	0	0
GOODWILL	0	0
DUE FROM AFFILIATES	(15,726,200,000)	(16,080,500,000)
INVESTMENTS IN AFFILIATES	(23,224,800,000)	(22,790,900,000)
OTHER ASSETS, NET	0	0
TOTAL ASSETS	(45,690,700,000)	(44,494,900,000)
Accounts payable and accrued liabilities	0	0
Accounts payable to affiliates	(6,739,700,000)	(5,623,500,000)
Current maturities of long-term debt	0	0
Total current liabilities	(6,739,700,000)	(5,623,500,000)
DUE TO AFFILIATES	(15,726,200,000)	(16,080,500,000)
LONG-TERM DEBT	0	0
DEFERRED INCOME TAXES	0	0
OTHER LIABILITIES	0	0
ENSCO SHAREHOLDERS' EQUITY	(23,224,800,000)	(22,790,900,000)
NONCONTROLLING INTERESTS	0	0
Total equity	(23,224,800,000)	(22,790,900,000)
Total liabilities and shareholders' equity	$ (45,690,700,000)	$ (44,494,900,000)